Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-consolidated VIEs
Trading assets	241,131	229,413
Net loans	272,551	247,054
Other assets	70,558	63,065
Other liabilities	50,970	51,447
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,508	7,520
Net loans	8,871	7,565
Other assets	213	53
Total variable interest assets, non-consolidated VIEs	16,592	15,138
Maximum exposure to loss	27,800	21,231
Non-consolidated VIE assets	247,352	217,838
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	179	183
Net loans	211	2
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	390	185
Maximum exposure to loss	752	186
Non-consolidated VIE assets	8,604	10,211
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,009	4,920
Net loans	2,252	613
Other assets	4	0
Total variable interest assets, non-consolidated VIEs	7,265	5,533
Maximum exposure to loss	12,775	7,496
Non-consolidated VIE assets	120,157	101,524
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,201	979
Net loans	3,213	2,812
Other assets	20	47
Total variable interest assets, non-consolidated VIEs	4,434	3,838
Maximum exposure to loss	4,589	4,026
Non-consolidated VIE assets	56,413	55,509
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	494	725
Net loans	1,651	2,856
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	2,145	3,581
Maximum exposure to loss	7,326	7,433
Non-consolidated VIE assets	38,818	31,144
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	625	713
Net loans	1,544	1,282
Other assets	189	6
Total variable interest assets, non-consolidated VIEs	2,358	2,001
Maximum exposure to loss	2,358	2,090
Non-consolidated VIE assets	23,360	19,450
Bank
Non-consolidated VIEs
Trading assets	241,313	229,738
Net loans	255,928	231,157
Other assets	70,511	61,567
Other liabilities	50,648	51,100
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,508	7,520
Net loans	8,771	7,465
Other assets	213	53
Total variable interest assets, non-consolidated VIEs	16,492	15,038
Maximum exposure to loss	27,700	21,131
Non-consolidated VIE assets	236,162	206,913
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	179	183
Net loans	211	2
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	390	185
Maximum exposure to loss	752	186
Non-consolidated VIE assets	8,604	10,211
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,009	4,920
Net loans	2,252	613
Other assets	4	0
Total variable interest assets, non-consolidated VIEs	7,265	5,533
Maximum exposure to loss	12,775	7,496
Non-consolidated VIE assets	120,157	101,524
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,201	979
Net loans	3,113	2,712
Other assets	20	47
Total variable interest assets, non-consolidated VIEs	4,334	3,738
Maximum exposure to loss	4,489	3,926
Non-consolidated VIE assets	56,413	55,509
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	494	725
Net loans	1,651	2,856
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	2,145	3,581
Maximum exposure to loss	7,326	7,433
Non-consolidated VIE assets	38,818	31,144
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	625	713
Net loans	1,544	1,282
Other assets	189	6
Total variable interest assets, non-consolidated VIEs	2,358	2,001
Maximum exposure to loss	2,358	2,090
Non-consolidated VIE assets	12,170	8,525